Long-Term Debt and Other Financial Liabilities, July 2022 Entrust Facility (Details) $ in Thousands			11 Months Ended
	Dec. 01, 2022 USD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2022 USD ($) Installment	Jul. 28, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Prepayment			$ 34,750
Balance outstanding			$ 42,606
July 2022 Entrust Facility [Member]
Senior Long-Term Debt [Abstract]
Upsize Advance				$ 9,400
Face amount				$ 14,000
Term of loan facility			18 months
Interest rate				7.90%
Number of consecutive payment installments | Installment			3
Frequency of periodic payment			quarterly
Installment payment			$ 1,000
Period after utilization date of the Upsize Advance for payment to commence			9 months
Balloon payment				$ 11,000
Prepayment	$ 1,000	$ 1,000
Adjusted installment payment			$ 500
Unamortized debt discounts written off	$ 25	$ 25
Balance outstanding			$ 12,000